TAXES ON INCOME (Loss (Income) Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 3,727	$ 3,453
Foreign	(34)	(98)
Loss (income) before taxes on income	$ 3,693	$ 3,355